GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
GOING CONCERN
NOTE 3 - GOING CONCERN
The financial statements are prepared assuming that the Company will continue as a going concern, which contemplates, among other things, the realization of assets and the satisfaction of liabilities in the normal course of business.

Since PotNetwork Holdings, Inc. has no uncertainties as on the balance sheet date, the financial statements need no adjustments.

Since Diamond CBD’s business originated in 2015, it is considered as a business with limited operating history. Hence, this business is subject to all risks inherent in a developing business enterprise. Continued success depends on the problems, difficulties, complications, and delays frequently encountered in the competitive and regulatory environment in which it operates.

Since the CBD business is a burgeoning industry, there are no established entities whose business model Diamond CBD can follow or build upon.

Regulatory risk
: Hemp-based CBD is often confused with marijuana-based CBD which remains illegal under federal Law; although the Company maintains that its products are legal. Yet, this legal risk cannot be ignored.

Although Diamond CBD does not sell any marijuana-based CBD products, its products could be treated as being illegal by federal/state authorities and by consumers.

The Company is involved in a highly competitive industry where it may compete with numerous other companies who offer alternative methods or approaches, who may have far greater resources, more experience, and personnel perhaps more qualified than the Company does. Such resources, experience and personnel may provide a substantial competitive advantage to the competition.

The financial statements are prepared on a going concern, which contemplates the continuity of the normal business activities, the realization of assets and the settlement of liabilities.

Since PotNetwork Holdings, Inc. has no uncertainties as on the balance sheet date, the financial statements need no adjustments.

Since Diamond CBD’s business originated in 2015, it is considered as a business with limited operating history. Hence, this business is subject to all risks inherent in a developing business enterprise. Continued success depends on the problems, difficulties, complications, and delays frequently encountered in the competitive and regulatory environment in which it operates.

Industrial risk
: Since the CBD business is a burgeoning industry, there are no established entities whose business model Diamond CBD can follow or build upon. Since it is a fairly new industry, there is a risk that the new products might not be successful in the long run, or the current business model might not be the most effective and requires future pivoting.

Regulatory risk
: Hemp-based CBD is often confused with marijuana-based CBD which remains illegal under federal Law; although the Company maintains that its products are legal. Yet, this legal risk cannot be ignored. Although Diamond CBD does not sell any marijuana-based CBD products, its products could be treated as being illegal by federal/state authorities and by consumers.

Competitive risk
: The Company is operating in a highly competitive environment with increasing number of competitions. The Company may compete with numerous other companies who offer alternative methods or approaches, who may have far greater resources, more experience, and personnel perhaps more qualified than the Company does. Such resources, experience and personnel may provide a substantial competitive advantage to the competition.

The directors nevertheless believe that it is appropriate to prepare the consolidated financial statements on a going concern basis.